S000076879 [Member] Investment Strategy - AB Tax-Aware Short Duration Municipal ETF	Nov. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”). The Fund pursues its objective by investing principally in a national portfolio of both municipal and taxable fixed-income securities. The Fund invests, under normal circumstances, at least 80% of its total assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. The income earned and distributed to shareholders on non-municipal securities would not be exempt from federal income tax. The Fund may invest in fixed-income securities rated below investment grade (commonly known as “junk bonds”), although such securities are not expected to be the Fund’s primary focus. The Fund may invest in securities issued or guaranteed by Puerto Rico or its agencies or instrumentalities.
The Adviser selects securities for the Fund based on a variety of factors, including credit quality, maturity, diversification benefits, and the relative expected after-tax returns of taxable and municipal securities (considering federal tax rates and without regard to state and local income taxes). Consistent with the Fund’s objective to provide a moderate rate of after-tax return, an investor in the Fund may incur a tax liability that will generally be greater than the same investor would have in a fund investing exclusively in municipal securities, and that will be higher if the investor is in a higher tax bracket. In addition, the tax implications of the Fund’s trading activity, such as realizing taxable gains, are considered in making purchase and sale decisions for the Fund. Consistent with the Fund’s investment objective, the Fund could continue to hold a security even if the interest on that security changes from being tax-exempt to taxable. Under normal circumstances, the Fund will maintain a dollar-weighted average duration of less than three years, although it may invest in securities of any duration or maturity.
The Fund may also invest in forward commitments, and variable and floating-rate municipal securities.
The Fund may use derivatives, primarily swaps, but also options, futures contracts and forwards, to achieve its investment strategies. For example, the Fund may enter into interest rate swaps relating to municipal and taxable fixed-income securities or credit default swaps relating to securities indices. Derivatives may provide more efficient and economical exposure to fixed-income securities markets than direct investments.
The Fund may invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).